Convertible Loan (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Apr. 17, 2018	Jun. 30, 2018
Convertible Loan (Textual)
Annually interest rate		9.00%
Risk free rate - US treasury bill yield rate		2.15%
Loan's time to maturity		94 months 10 days
Period for capitalization		$ 0.589
Risk-free interest of government bond term		70 months 21 days
Cure Pharmaceutical Holding Corp. [Member] | Convertible Loan Agreement [Member]
Convertible Loan (Textual)
Convertible loan amount	$ 500,000
Convertible loan interest rate	9.00%
Convertible loan maturity date	January 31, 2019
Description of conversion loan	Conversion of the Loan will be upon one of the following: 1. In the event of the consummation by Cure, on or before the Maturity Date, of a transaction or series of related transactions, in which Cure issues equity securities of its company in consideration of at least $4,000,000 (a "Financing"), then the outstanding Loan abovementioned, shall be automatically converted, immediately prior to the consummation of such Financing, into such number of shares issued by Cure in the Financing, equal to the outstanding Loan amount divided by a price per share equal to 75% of the lowest price per share paid to Cure in the Financing. 2. In the event the Financing is not consummate by the Maturity Date, then the outstanding Loan amount, as of the Maturity Date, not previously converted hereunder, shall be automatically converted, on the Maturity Date, into such number of shares issued by Cure in the Financing, equal to the outstanding Investment Amount divided by the Voluntary Conversion. In addition, according to the Convertible Loan Agreement, there is an option for a voluntary conversion on the Loan ("the Voluntary Conversion Option"). According to the Voluntary Conversion option, unless earlier converted pursuant to abovementioned, at the election of the Company, the entire then outstanding Loan amount shall be converted into that number of shares of the most senior class of shares of Cure existing at the time of such conversion, at a price per share equal to 75% of the average of the closing prices of Cure's common stock over the thirty consecutive trading days prior to the delivery of the notice of conversion by the Company to Cure.